INTANGIBLE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 30, 2013	Dec. 31, 2012
Finite-Lived Intangible Assets, Net [Abstract]
Components of intangible assets
The table that follows presents the major components of intangible assets as of March 30, 2013 and December 31, 2012:

(amounts in thousands)	Average amortization period (in years)	Cost	Accumulated amortization	Net carrying value
As of March 30, 2013:
Patents	14	$12,770	$(8,543)	$4,227
Trademarks/Tradenames	14	85,669	(62,554)	23,115
Customer relationships	13	158,158	(96,071)	62,087
Other		2,647	(1,923)	724
Total intangible assets	13	$259,244	$(169,091)	$90,153
As of December 31, 2012:
Patents	14	$12,770	$(8,308)	$4,462
Trademarks/Tradenames	11	85,669	(61,737)	23,932
Customer relationships	13	158,158	(93,025)	65,133
Other		2,647	(1,818)	829
Total intangible assets	13	$259,244	$(164,888)	$94,356

The table that follows presents the major components of intangible assets as of December 31, 2012 and 2011:

(amounts in thousands)	Average amortization period (in years)	Cost	Accumulated amortization	Net carrying value
As of December 31, 2012:
Patents	14	$12,770	$(8,308)	$4,462
Trademarks/Tradenames	11	85,669	(61,737)	23,932
Customer relationships	13	158,158	(93,025)	65,133
Other		2,647	(1,818)	829
Total intangible assets	13	$259,244	$(164,888)	$94,356
As of December 31, 2011:
Patents	14	$12,770	$(7,361)	$5,409
Trademarks/Tradenames	11	85,644	(48,296)	37,348
Customer relationships	13	158,158	(80,851)	77,307
Other		2,503	(1,419)	1,084
Total intangible assets	13	$259,075	$(137,927)	$121,148

Schedule of expected amortization expense
Estimated amortization expense for the fiscal years 2013 through 2017 is shown in the following table:

(amounts in thousands)	Amortization expense

2013 (remainder of year)	$12,475
2014	15,248
2015	14,799
2016	14,156
2017	10,420

Estimated amortization expense for the fiscal years 2013 through 2017 is shown in the following table:

(amounts in thousands)	Amortization expense

2013	$16,677
2014	15,248
2015	14,799
2016	14,156
2017	10,420